Reportable Segments ETP Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Revenues	$ 9,536	$ 10,616	$ 11,594	$ 10,380	$ 13,481	$ 14,987	$ 14,143	$ 13,080	$ 42,126	$ 55,691	$ 48,335
External Customers [Member]
Revenue from External Customer [Line Items]
Revenues									18,449	7,343	0
Investment In ETP [Member]
Revenue from External Customer [Line Items]
Revenues									34,292	55,475	48,335
Investment In ETP [Member] | Intrastate Transportation And Storage [Member]
Revenue from External Customer [Line Items]
Revenues									1,912	2,645	2,242
Investment In ETP [Member] | Interstate Transportation and Storage [Member]
Revenue from External Customer [Line Items]
Revenues									1,008	1,057	1,270
Investment In ETP [Member] | Midstream [Member]
Revenue from External Customer [Line Items]
Revenues									2,622	4,770	3,220
Investment In ETP [Member] | Liquids Transportation And Services [Member]
Revenue from External Customer [Line Items]
Revenues									3,232	3,730	2,025
Investment In ETP [Member] | Investment in Sunoco Logistics [Member]
Revenue from External Customer [Line Items]
Revenues									10,302	17,920	16,480
Investment In ETP [Member] | Retail Marketing [Member]
Revenue from External Customer [Line Items]
Revenues									12,478	22,484	21,004
Investment In ETP [Member] | Other Segments [Member]
Revenue from External Customer [Line Items]
Revenues									2,738	2,869	2,094
Investment In ETP [Member] | External Customers [Member]
Revenue from External Customer [Line Items]
Revenues									34,156	55,475	48,335
Investment In ETP [Member] | Intersegment [Member]
Revenue from External Customer [Line Items]
Revenues									$ 136	$ 0	$ 0